FORUM FUNDS

DIVIDEND PLUS+ INCOME FUND

Supplement dated September 24, 2010 to the Prospectus dated September 1, 2010

The back page of the Prospectus is deleted and replaced in its entirety with the following:

Dividend Plus+ Income Fund
Annual/Semi-Annual Reports
Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

Dividend Plus+ Income Fund
P.O. Box 588
Portland, Maine 04112
(877) 414-7884 (toll free)

Overnight Address:
Dividend Plus+ Income Fund
Three Canal Plaza, Ground Floor
Portland, Maine 04101

The Fund’s Prospectus, SAI and annual and semi-annual reports will be available, without charge, by contacting Atlantic Fund Administration, LLC at the address or telephone number listed above.

Securities and Exchange Commission Information
You may also review and copy the Fund’s annual and semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may request copies of the information, for a duplication fee, by emailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
Email address: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports and the SAI, is available on the EDGAR database and the SEC’s website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
http://www.foreside.com/

Investment Company Act File No. 811-3023